Seasons Series Trust
Supplement to the Statement of Additional Information dated September 24,
2001


		In the first paragraph on page B-57 of the Statement of Additional Information ("SAI"), Deutsche Asset Management, Inc. ("DAMI") is replaced with AIG Global Investment Corp. ("AIGGIC").

		On pages B-58 and B-59 of the SAI, AIGGIC should replace DAMI for each applicable Portfolio.

		On page B-59 of the SAI, the information pertaining to DAMI is replaced in its entirety with the following:

		AIGGIC is a wholly owned subsidiary of AIG Global Investment Group, Inc., which in turn is a wholly owned subsidiary of American International Group, Inc.






Dated:	November 28, 2001